Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Before Income Taxes [Line Items]
Non - PRC	$ (1,929)	$ (2,381)	$ (1,757)
PRC	34,581	32,828	29,218
Income before income taxes	$ 32,652	$ 30,447	$ 27,461